Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000133820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R6 Shares)
Accumulated Value	$ 5,000,000		$ 6,253,333	$ 7,932,792	$ 8,740,270	$ 11,230,520	$ 16,652,464	$ 12,971,214	$ 16,345,894	$ 21,904,574	$ 25,250,457	$ 28,961,187
C000073572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R5 Shares)
Accumulated Value	10,000		12,493	15,834	17,425	22,360	33,128	25,779	32,461	43,449	50,040	57,339
C000187976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R4 Shares)
Accumulated Value	10,000		12,476	15,790	17,354	22,239	32,894	25,551	32,127	42,944	49,381	56,504
C000187975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R3 Shares)
Accumulated Value	10,000		12,447	15,718	17,231	22,021	32,502	25,177	31,575	42,103	48,295	55,123
C000190884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class R2 Shares)
Accumulated Value	10,000		12,416	15,633	17,097	21,794	32,077	24,791	31,009	41,243	47,194	53,734
C000033247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class I Shares)
Accumulated Value	1,000,000		1,247,458	1,578,783	1,735,222	2,223,606	3,289,896	2,555,381	3,213,331	4,295,586	4,939,589	5,653,511
C000034442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class C Shares)
Accumulated Value	10,000		12,386	15,556	16,966	21,582	31,683	24,426	30,485	40,454	46,399	52,966
C000012318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Growth Advantage Fund (Class A Shares)
Accumulated Value	9,474		11,794	14,886	16,319	20,867	30,789	23,852	29,923	39,901	45,767	52,245
Russell 3000 C000133820 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,925,478	6,801,152	7,412,064	7,896,036	11,383,277	9,805,132	11,663,562	14,360,766	16,557,359	20,336,331
Russell 3000 C000033247 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,185,096	1,360,230	1,482,413	1,579,207	2,276,655	1,961,026	2,332,712	2,872,153	3,311,472	4,067,266
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,722	33,115	40,673
Russell 3000 Growth C000133820 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,035,934	7,392,124	8,176,029	9,970,131	14,255,870	11,436,745	14,479,065	19,143,744	22,376,229	26,458,428
Russell 3000 Growth C000033247 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,207,187	1,478,425	1,635,206	1,994,026	2,851,174	2,287,349	2,895,813	3,828,749	4,475,246	5,291,686
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Accumulated Value	$ 10,000		$ 12,072	$ 14,784	$ 16,352	$ 19,940	$ 28,512	$ 22,873	$ 28,958	$ 38,287	$ 44,752	$ 52,917